Summary of Significant Accounting Policies - Warranty cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Warranty cost
Warranty accrual rate for sales of solar modules as a percentage of revenue	1.00%
Insurance receivable	$ 47,203	$ 56,000
Downward adjustment of other non-current assets	$ 32,019
Standard solar modules | Material and workmanship
Warranty cost
Term of insurance policy over which the insurance premium will be amortized	25 years
Standard solar modules | Performance guarantee against power degradation
Warranty cost
Term of insurance policy over which the insurance premium will be amortized	30 years
Battery storage products
Warranty cost
Extended Product Warranty Period	15 years
Solar power projects by EPC services
Warranty cost
Guarantee of solar modules for defects in materials and engineering design, installation and construction	2 years
Minimum | Battery storage products
Warranty cost
Standard warranty	1 year
Maximum | Battery storage products
Warranty cost
Standard warranty	5 years